UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-09957

Mercury Basic Value Fund, Inc.

Address:  P.O. Box 9011
          Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Mercury Basic Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-
9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 6/30/03

Date of reporting period: 07/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercury Basic Value Fund, Inc.

By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Mercury Basic Value Fund, Inc.

Date: February 18, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Mercury Basic Value Fund, Inc.

Date: February 18, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer of
       Mercury Basic Value Fund, Inc.

Date: February 18, 2003


<ITEM 1>

(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


Semi-Annual Report
December 31, 2002


Mercury
Basic Value
Fund, Inc.



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks capital appreciation and secondarily, income. The Fund invests primarily in a portfolio of securities that are selling at a discount either from book value or historical price/earnings ratios, or seem capable of recovering from temporarily out-of-favor conditions. The Fund will seek to achieve its objective by investing all of its assets in Master Basic Value Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Trust.



Mercury Basic Value Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



OFFICERS AND DIRECTORS/TRUSTEES


Terry K. Glenn, President and
   Director/Trustee
Donald W. Burton, Director/Trustee
M. Colyer Crum, Director/Trustee
Laurie Simon Hodrick,
   Director/Trustee
J. Thomas Touchton, Director/Trustee
Fred G. Weiss, Director/Trustee
Robert J. Martorelli, Senior Vice
   President and Co-Portfolio Manager
Kevin M. Rendino, Senior Vice President
   and Co-Portfolio Manager
Donald C. Burke, Vice President and
   Treasurer
Susan B. Baker, Secretary


Effective January 1, 2003, J. Thomas Touchton, Director/Trustee of Mercury Basic Value Fund, Inc., retired. The Fund's Board of
Directors/Trustees wishes Mr. Touchton well in his retirement.



Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
888-763-2260



PORTFOLIO INFORMATION


AS OF DECEMBER 31, 2002


Ten Largest                      Percent of
Equity Holdings                  Net Assets


Exxon Mobil Corporation             4.3%

Wells Fargo Company                 4.1

Royal Dutch Petroleum Company
(NY Registered Shares)              3.1

Wachovia Corporation                3.1

Unocal Corporation                  3.1

Citigroup Inc.                      3.0

Deere & Company                     2.8

American International
Group, Inc.                         2.7

Bank One Corporation                2.6

E.I. du Pont de Nemours and
Company                             2.4




December 31, 2002, Mercury Basic Value Fund, Inc.



DEAR SHAREHOLDER


We are pleased to provide you with this semi-annual report for Mercury Basic Fund, Inc. For the six-month period ended
December 31, 2002, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -10.49%, -10.65%, -10.21% and -10.64%, respectively. The Fund's returns outperformed the -12.58% return for the unmanaged Standard & Poor's (S&P) 500 Barra Value Index for the same period. For the year ended December 31, 2002, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -17.42%, -17.68%, -17.25% and -17.63%, respectively, outdistancing the -20.85% return for the S&P 500 Barra Value Index. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) While we achieved good relative performance, we know that having positive absolute returns are what we are all interested in. That said, we cannot change the environment; we can only do our best within the framework of what the environment is, and clearly, the last three years have been a period where preserving capital has been paramount. In that three-year time frame, the Fund's performance of -16.04%, -16.76%, -17.65% and -17.97%, for Class I, Class A, Class B
and Class C Shares, respectively, has fared much better than the -23.53% return for the Dow Jones Industrial Average, the -37.61% return for the S&P 500 Index and the -67.18% return for the NASDAQ Composite Index.

While we are pleased with our relative performance, 2002 did not turn out as expected on an absolute basis. If someone had told us in the beginning of the year that we would have 3+% gross domestic product growth, 5.5% productivity growth, no inflation and a year-ending Federal Funds rate of 1.25%, it would have been inconceivable for us to believe that the S&P 500 Index would be down 22.1%. Impossible, especially considering that we were coming off two back-to-back down years. 2002 news headlines centered around corporate governance and global conflict: Enron Corporation, WorldCom, Inc., Tyco International Ltd., Iraq, North Korea and worries of future terrorist attacks. These were the issues that caused confidence to plummet and confidence in the financial markets to evaporate.

Economic issues had less to do with the destruction in equity prices than geopolitical worries and accounting fears. There is no doubt that we did not experience a powerful economic recovery in 2002. On its own, the economy was healthy enough to provide for a much better stock market had the above issues been less of a factor. In a vacuum, it was not the U.S. economy that was broken. 2002-reported economic statistics, albeit choppy, bore that out. It was confidence that was lost and shattered in an environment where the overriding concern was "Can you trust the numbers?" While we underestimated the damage those issues would have on equity prices, new legislation has already been put into place requiring chief executive officers to sign off on their reported results. While it may take time for confidence to be restored, we should at least be comforted by the notion that when the United States faces a crisis, immediate action is taken. Geopolitical issues in the aftermath of September 11, 2001 also weighed on the market for most of 2002. In the early months of 2003, the significant uncertainty surrounding Iraq is likely to be resolved in what we hope is a positive outcome. We believe a resolution would be viewed as a positive lift for the market.



December 31, 2002, Mercury Basic Value Fund, Inc.



Portfolio Matters
During the six-month period ended December 31, 2002, we generated positive performance from security selection across a number of sectors including: consumer discretionary (Fox Entertainment Group, Inc. and Tribune Company); consumer staples (Sara Lee Corporation, The Clorox Company and The Procter & Gamble Company); energy (Halliburton Company); financials (Wells Fargo Company and Wachovia Corporation); health care (Boston Scientific Corporation and
Merck & Co., Inc.); industrials (Deere & Company and Eaton Corporation); information technology (International Business Machines Corporation, Unisys Corporation and Hewlett-Packard Company); and materials (E.I. du Pont de Nemours and Company).

Disappointing stock performance came across a variety of sectors as well during the period. These sectors included: technology (Philips Electronics NV and Motorola Inc.); consumer discretionary (McDonald's Corporation); energy (Diamond Offshore Drilling, Inc. and Unocal Corporation); industrials (Honeywell International Inc.); materials (Georgia-Pacific Group, Phelps Dodge Corporation and International Paper Company); and communications (Verizon Communications).

For the six-month period ended December 31, 2002, security purchases totaled $1.1 billion (15.6% of net assets) and security sales equaled $1.3 billion (18.5% of net assets). Companies that we added to the portfolio included Alcan Aluminium Ltd., AOL Time Warner Inc., The Boeing Company, GlobalSantaFe Corporation, Kimberly-Clark Corporation, The Limited, Inc., Lincoln National Corporation and Raytheon Company.

In the particular case of Kimberly-Clark, a leading personal care products company, the company has been plagued by a myriad of issues, including intensified competitive pressures, weak Latin American results, adverse currency trends and new product launch costs. The good news is that these impediments are expected to ease as we progress through 2003. Thus, with the shares trading at a very reasonable 14 times 2003 earnings per share, the risk/reward appears favorable to us. Kimberly-Clark holds a commanding share in many attractive categories, enjoys high profit margins and generates sizeable cash flow.

The Boeing Company's shares were purchased given the historically low valuation parameters assigned to the shares. At current prices, Boeing shares reflect continued deterioration of the commercial aircraft business, which, we believe, is nearing its bottom. Furthermore, geopolitical unease bodes well for the defense segment of the company, which produces the lion's share of earnings.

Guidant Corporation, a medical devices company, was purchased on news that its efforts to establish a drug-coated stent had failed. The shares were trading at a price that valued only Guidant's non-stent business. As the company pursues yet another avenue to enter the lucrative drug-coated stent market, we believe that the valuation and earnings should improve, providing ample reward for shareholders.

AOL Time Warner shares were purchased as investors are overdiscounting the dire straits of the AOL on-line business segment. While challenged with strategic issues in this one division, the remaining assets, which account for 80% of total profits, are performing well and are being overlooked.

Other additions to existing positions in order of magnitude included Royal Dutch Petroleum Company, Exxon Mobil Corporation, Honeywell
International Inc., Morgan Stanley, International Paper Company,
Motorola, Inc. and National Semiconductor Corporation.

On the sell side, we eliminated our holdings in Boston Scientific Corporation, The Clorox Company and Gannett Co., Inc., all with sizeable gains after the stocks reached our price targets. Axa, Georgia-Pacific Group, Schlumberger Limited and Vivendi Universal were sold at losses following disappointing earnings outlooks.



December 31, 2002, Mercury Basic Value Fund, Inc.



Reductions to current holdings in order of most capital raised included The Procter & Gamble Company, Hewlett-Packard Company,
Tribune Company, Fox Entertainment Group, Inc. and Bank of America
Corporation.

2002 marked the third consecutive year that the market declined, the first time that has happened since the Great Depression days of 1939 - 1941. In fact, December 2002 was the worst December for the equity market since 1931. What is ahead in 2003? While certainly cognizant of the risks, both geopolitical and economic, accommodative monetary and fiscal policy, low inflation, rising productivity, improving profitability for corporate America and reasonable valuations lead us to conclude that 2003 should be a recovery year for the U.S. stock market. If it was only the economy that mattered in 2002, last year might have been the recovery year we envisioned at the start. We have witnessed a worse economy than the one we have today. We view the real estate recession of 1990 - 1991 as far worse, as it strained the banking system almost to the point of failure. It was the factors of reprehensible corporate governance and geopolitical concerns that held the market back in 2002. If these issues are minimized and contained, it is our belief that we are in for a positive return for the market in the year ahead. We remain positioned for a cyclical rebound in the market and a sustained economic recovery. We have overweighted positions in consumer staples, health care, information technology, consumer discretionary, materials and energy. We have underweighted positions in financials, telecommunication services, industrials and cash.


In Conclusion
We thank you for your continued support and investment in Mercury
Basic Value Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director/Trustee



(Robert J. Martorelli)
Robert J. Martorelli
Senior Vice President and
Co-Portfolio Manager



(Kevin M. Rendino)
Kevin M. Rendino
Senior Vice President and
Co-Portfolio Manager



January 31, 2003



We are pleased to announce that Robert J. Martorelli has been named Co-Portfolio Manager of Mercury Basic Value Fund, Inc.
Mr. Martorelli has been First Vice President of Merrill Lynch Investment Managers, L.P. since 1997, Vice President thereof from 1987 to 1997 and Portfolio Manager thereof since 1987.



December 31, 2002, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

The performance results depicted on pages 7 and 8 are those of Mercury Basic Value Fund, Inc. and, prior to October 16, 2000, a predecessor Fund investing in the same underlying portfolio and with the same fees as Mercury Basic Value Fund, Inc. Performance results prior to October 16, 2000 reflect the annual operating expenses of the predecessor Fund. If Mercury Basic Value Fund, Inc.'s operating expenses were reflected, the results may have been less than those shown for this time period. Performance results after October 16, 2000 include the actual operating expenses of Mercury Basic Value Fund, Inc. The Fund commenced operations on October 16, 2000.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



December 31, 2002, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONTINUED)


RECENT PERFORMANCE RESULTS*
                                                                 Ten-Year/
                                 6-Month        12-Month     Since Inception
As of December 31, 2002        Total Return   Total Return     Total Return

Class I                           -10.49%        -17.42%         +162.93%
Class A                           -10.65         -17.68          +103.30
Class B                           -10.21         -17.25          +140.13
Class C                           -10.64         -17.63          + 92.42
S&P 500 Index**                   -10.30         -22.10      +144.33/+114.22
S&P 500 Barra Value Index***      -12.58         -20.85      +145.31/+102.18


*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class I & Class B Shares and from 10/21/94 for Class A and Class C Shares.
**This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. Ten-year/since inception total return periods are ten years and from 10/31/94, respectively.
***This unmanaged Index is a capitalization-weighted index of those stocks in the S&P 500 Index that have lower price-to-book ratios. Ten-year/since inception total returns are for ten years and from 10/31/94, respectively.



December 31, 2002, Mercury Basic Value Fund, Inc.



FUND PERFORMANCE DATA (CONCLUDED)


AVERAGE ANNUAL TOTAL RETURN


                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 12/31/02                   -17.42%        -21.75%
Five Years Ended 12/31/02                 + 0.81         - 0.27
Ten Years Ended 12/31/02                  +10.15         + 9.56

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 12/31/02                   -17.68%        -22.00%
Five Years Ended 12/31/02                 + 0.53         - 0.54
Inception (10/21/94) through 12/31/02     + 9.04         + 8.33

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 12/31/02                   -17.25%        -20.55%
Five Years Ended 12/31/02                 + 0.01         - 0.08
Ten Years Ended 12/31/02                  + 9.16         + 9.16

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 12/31/02                   -17.63%        -18.46%
Five Years Ended 12/31/02                 - 0.07         - 0.07
Inception (10/21/94) through 12/31/02     + 8.31         + 8.31

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**Assuming payment of applicable contingent deferred sales charge.



December 31, 2002, Mercury Basic Value Fund, Inc.


STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2002

MERCURY BASIC VALUE FUND, INC.
Assets:
Investment in Master Basic Value Trust, at value (identified
  cost--$11,592,108)                                                                       $   10,635,809
Administrator receivable                                                                            3,114
Prepaid registration fees                                                                          31,040
                                                                                           --------------
Total assets                                                                                   10,669,963
                                                                                           --------------

Liabilities:
Distributor payable                                                                                 2,393
Accrued expenses                                                                                   12,121
                                                                                           --------------
Total liabilities                                                                                  14,514
                                                                                           --------------

Net Assets:
Net assets                                                                                 $   10,655,449
                                                                                           ==============

Net Assets Consist of:
Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                            $        1,178
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                    25,273
Class B Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                    73,543
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                                    28,090
Paid-in capital in excess of par                                                               13,237,545
Accumulated investment loss--net                                        $      (8,134)
Accumulated realized capital losses on investments from
  the Trust--net                                                           (1,745,747)
Unrealized depreciation on investments from the
  Trust--net                                                                 (956,299)
                                                                        --------------
Total accumulated losses--net                                                                 (2,710,180)
                                                                                           --------------
Net assets                                                                                 $   10,655,449
                                                                                           ==============

Net Asset Value:
Class I--Based on net assets of $98,766 and 11,776 shares
  outstanding                                                                              $         8.39
                                                                                           ==============
Class A--Based on net assets of $2,110,779 and 252,730 shares
  outstanding                                                                              $         8.35
                                                                                           ==============
Class B--Based on net assets of $6,117,263 and 735,434 shares
  outstanding                                                                              $         8.32
                                                                                           ==============
Class C--Based on net assets of $2,328,641 and 280,897 shares
  outstanding                                                                              $         8.29
                                                                                           ==============

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2002

MERCURY BASIC VALUE FUND, INC.
Investment Income from the Trust--Net:
Net investment income allocated from the Trust:
  Dividends (net of $956 foreign withholding tax)                                          $      112,532
  Interest                                                                                          3,313
  Securities lending--net                                                                           1,265
  Expenses                                                                                       (25,397)
                                                                                           --------------
Net investment income from the Trust                                                               91,713
                                                                                           --------------

Expenses:
Printing and shareholder reports                                        $       25,597
Professional fees                                                               23,837
Registration fees                                                               23,249
Administration fees                                                             14,722
Account maintenance and distribution fees--Class B                               8,323
Transfer agent fees--Class B                                                     5,334
Account maintenance and distribution fees--Class C                               3,449
Account maintenance fees--Class A                                                2,775
Transfer agent fees--Class C                                                     2,105
Transfer agent fees--Class A                                                     1,488
Transfer agent fees--Class I                                                        96
Other                                                                            6,112
                                                                        --------------
Total expenses before reimbursement                                            117,087
Reimbursement of expenses                                                     (45,492)
                                                                        --------------
Total expenses after reimbursement                                                                 71,595
                                                                                           --------------
Investment income--net                                                                             20,118
                                                                                           --------------

Realized & Unrealized Loss from the
Trust--Net:
Realized loss on investments from the Trust--net                                                (201,252)
Change in unrealized appreciation/depreciation on
  investments from the Trust--net                                                             (1,378,256)
                                                                                           --------------
Total realized and unrealized loss from the Trust--net                                        (1,579,508)
                                                                                           --------------
Net Decrease in Net Assets Resulting from Operations                                       $  (1,559,390)
                                                                                           ==============

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY BASIC VALUE FUND, INC.
                                                                         For the Six        For the Year
                                                                         Months Ended        Year Ended
                                                                         December 31,         June 30,
Increase (Decrease) in Net Assets:                                           2002               2002
Operations:
Investment income (loss)--net                                           $       20,118     $     (13,593)
Realized loss on investments from the Trust--net                             (201,252)        (1,370,712)
Change in unrealized appreciation/depreciation on
  investments from the Trust--net                                          (1,378,256)            253,083
                                                                        --------------     --------------
Net decrease in net assets resulting from
  operations                                                               (1,559,390)        (1,131,222)
                                                                        --------------     --------------

Dividends & Distributions to Shareholders:
Investment income--net:
  Class I                                                                        (399)              (190)
  Class A                                                                      (5,794)              (642)
  Class B                                                                     (15,967)            (3,242)
  Class C                                                                      (6,092)            (1,062)
Realized gain on investments from the Trust--net:
  Class I                                                                           --                (1)
  Class A                                                                           --                (2)
  Class B                                                                           --               (15)
  Class C                                                                           --                (5)
                                                                        --------------     --------------
Net decrease in net assets resulting from dividends and
  distributions to shareholders                                               (28,252)            (5,159)
                                                                        --------------     --------------

Capital Share Transactions:
Net increase (decrease) in net assets derived from
  capital share transactions                                               (1,859,546)         11,745,641
                                                                        --------------     --------------

Net Assets:
Total increase (decrease) in net assets                                    (3,447,188)         10,609,260
Beginning of period                                                         14,102,637          3,493,377
                                                                        --------------     --------------
End of period*                                                          $   10,655,449     $   14,102,637
                                                                        ==============     ==============

*Accumulated investment loss--net                                       $      (8,134)                 --
                                                                        ==============     ==============

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                                 Class I
                                                                                               For the
                                                                  For the        For the        Period
                                                                 Six Months        Year        Oct. 16,
                                                                   Ended          Ended       2000++ to
                                                                  Dec. 31,       June 30,      June 30,
Increase (Decrease) in Net Asset Value:                             2002           2002          2001
Per Share Operating Performance:
Net asset value, beginning of period                              $    9.41      $   10.39      $   10.00
                                                                  ---------      ---------      ---------
Investment income--net                                                .03**          .04**            .04
Realized and unrealized gain (loss) on
  investments from the Trust--net                                    (1.02)         (1.00)            .35
                                                                  ---------      ---------      ---------
Total from investment operations                                      (.99)          (.96)            .39
                                                                  ---------      ---------      ---------
Less dividends and distributions:
  Investment income--net                                              (.03)          (.02)             --
  Realized gain on investments from the Trust--net                       --        --+++++             --
                                                                  ---------      ---------      ---------
Total dividends and distributions                                     (.03)          (.02)             --
                                                                  ---------      ---------      ---------
Net asset value, end of period                                    $    8.39      $    9.41      $   10.39
                                                                  =========      =========      =========

Total Investment Return:***
Based on net asset value per share                              (10.49%)+++        (9.22%)       3.90%+++
                                                                  =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                   1.40%*          1.40%         1.19%*
                                                                  =========      =========      =========
Expenses++++                                                         2.21%*          2.65%        26.47%*
                                                                  =========      =========      =========
Investment income--net                                                .61%*           .37%          .79%*
                                                                  =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)                          $      99      $     189      $      42
                                                                  =========      =========      =========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                                 Class A
                                                                                                For the
                                                                  For the        For the         Period
                                                                 Six Months        Year         Oct. 16,
                                                                   Ended          Ended        2000++ to
                                                                  Dec. 31,       June 30,       June 30,
Increase (Decrease) in Net Asset Value:                             2002           2002           2001
Per Share Operating Performance:
Net asset value, beginning of period                              $    9.37      $   10.37      $   10.00
                                                                  ---------      ---------      ---------
Investment income--net                                                .02**          .01**            .01
Realized and unrealized gain (loss) on
  investments from the Trust--net                                    (1.02)          (.99)            .36
                                                                  ---------      ---------      ---------
Total from investment operations                                     (1.00)          (.98)            .37
                                                                  ---------      ---------      ---------
Less dividends and distributions:
  Investment income--net                                              (.02)          (.02)             --
  Realized gain on investments from the Trust--net                       --        --+++++             --
                                                                  ---------      ---------      ---------
Total dividends and distributions                                     (.02)          (.02)             --
                                                                  ---------      ---------      ---------
Net asset value, end of period                                    $    8.35      $    9.37      $   10.37
                                                                  =========      =========      =========

Total Investment Return:***
Based on net asset value per share                              (10.65%)+++        (9.48%)       3.70%+++
                                                                  =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                   1.65%*          1.65%         1.36%*
                                                                  =========      =========      =========
Expenses++++                                                         2.42%*          2.83%        23.91%*
                                                                  =========      =========      =========
Investment income--net                                                .36%*           .13%          .51%*
                                                                  =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)                          $   2,111      $   2,442      $     323
                                                                  =========      =========      =========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                                 Class B
                                                                                                For the
                                                                  For the        For the         Period
                                                                 Six Months        Year         Oct. 16,
                                                                   Ended          Ended        2000++ to
                                                                  Dec. 31,       June 30,       June 30,
Increase (Decrease) in Net Asset Value:                             2002           2002           2001
Per Share Operating Performance:
Net asset value, beginning of period                              $    9.29      $   10.33      $   10.00
                                                                  ---------      ---------      ---------
Investment income (loss)--net                                         .01**        (.02)**        --+++++
Realized and unrealized gain (loss) on
  investments from the Trust--net                                     (.96)         (1.01)            .33
                                                                  ---------      ---------      ---------
Total from investment operations                                      (.95)         (1.03)            .33
                                                                  ---------      ---------      ---------
Less dividends and distributions:
  Investment income--net                                              (.02)          (.01)             --
  Realized gain on investments from the Trust--net                       --        --+++++             --
                                                                  ---------      ---------      ---------
Total dividends and distributions                                     (.02)          (.01)             --
                                                                  ---------      ---------      ---------
Net asset value, end of period                                    $    8.32      $    9.29      $   10.33
                                                                  =========      =========      =========

Total Investment Return:***
Based on net asset value per share                              (10.21%)+++        (9.97%)       3.30%+++
                                                                  =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                   1.65%*          1.99%         1.97%*
                                                                  =========      =========      =========
Expenses++++                                                         2.41%*          3.23%        22.03%*
                                                                  =========      =========      =========
Investment income (loss)--net                                         .33%*         (.24%)        (.18%)*
                                                                  =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)                          $   6,117      $   7,969      $   2,290
                                                                  =========      =========      =========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY BASIC VALUE FUND, INC.

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                 Class C
                                                                                                For the
                                                                  For the        For the         Period
                                                                 Six Months        Year         Oct. 16,
                                                                   Ended          Ended        2000++ to
                                                                  Dec. 31,       June 30,       June 30,
Increase (Decrease) in Net Asset Value:                             2002           2002           2001
Per Share Operating Performance:
Net asset value, beginning of period                              $    9.30      $   10.33      $   10.00
                                                                  ---------      ---------      ---------
Investment income (loss)--net                                         .01**        (.01)**        --+++++
Realized and unrealized gain (loss) on
  investments from the Trust--net                                    (1.00)         (1.01)            .33
                                                                  ---------      ---------      ---------
Total from investment operations                                      (.99)         (1.02)            .33
                                                                  ---------      ---------      ---------
Less dividends and distributions:
  Investment income--net                                              (.02)          (.01)             --
  Realized gain on investments from the Trust--net                       --        --+++++             --
                                                                  ---------      ---------      ---------
Total dividends and distributions                                     (.02)          (.01)             --
                                                                  ---------      ---------      ---------
Net asset value, end of period                                    $    8.29      $    9.30      $   10.33
                                                                  =========      =========      =========

Total Investment Return:***
Based on net asset value per share                              (10.64%)+++        (9.89%)       3.30%+++
                                                                  =========      =========      =========

Ratios to Average Net Assets:
Expenses, net of reimbursement++++                                   1.65%*          1.83%         1.81%*
                                                                  =========      =========      =========
Expenses++++                                                         2.44%*          3.03%        21.97%*
                                                                  =========      =========      =========
Investment income (loss)--net                                         .34%*         (.06%)        (.02%)*
                                                                  =========      =========      =========

Supplemental Data:
Net assets, end of period (in thousands)                          $   2,328      $   3,503      $     838
                                                                  =========      =========      =========

*Annualized.
**Based on average shares outstanding.
***Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Trust's allocated expenses.
+++Aggregate total investment return.
+++++Amount is less than $.01 per share.

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MERCURY BASIC VALUE FUND, INC.

1. Significant Accounting Policies:
Mercury Basic Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Basic Value Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at December 31, 2002 was 0.2%. The Fund offers four classes of shares. Shares of Class I and Class A are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A expenditures). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. FAM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.40%. This arrangement expires June 30, 2003 and is renewable. For the six months ended December 31, 2002, FAM earned fees of $14,722, all of which were waived. In addition, FAM reimbursed the Fund $30,770 in additional expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                 Account          Distribution
                             Maintenance Fee          Fee

Class A                            .25%                --
Class B                            .25%               .75%
Class C                            .25%               .75%



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders. For the six months ended December 31, 2002, the Fund did not accrue Class B and Class C distribution fees.

For the six months ended December 31, 2002, FAMD earned underwriting discounts and Merrill Lynch, Pierce, Fenner & Smith Incorporated
("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class A Shares as follows:


                                   FAMD          MLPF&S

Class A                             $4            $100


Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.


3. Investments:
Increases and decreases in the Fund's investment in the Trust for the six months ended December 31, 2002 were $394,315 and $2,329,663, respectively.


4. Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions was $(1,859,546) and $11,745,641 for the six months ended December 31, 2002 and for the year ended June 30, 2002, respectively.

Transactions in capital shares were as follows:


Class I Shares for the Six Months
Ended December 31, 2002                   Shares      Dollar Amount

Shares issued to shareholders in
reinvestment of dividends                     44      $         374
Shares redeemed                          (8,375)           (70,215)
                                   -------------      -------------
Net decrease                             (8,331)      $    (69,841)
                                   =============      =============



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Class I Shares for the Year
Ended June 30, 2002                       Shares      Dollar Amount

Shares sold                               20,285      $     202,038
Shares issued to shareholders
in reinvestment of dividends
and distributions                             18                191
                                   -------------      -------------
Total issued                              20,303            202,229
Shares redeemed                          (4,284)           (43,925)
                                   -------------      -------------
Net increase                              16,019      $     158,304
                                   =============      =============



Class A Shares for the Six Months
Ended December 31, 2002                   Shares      Dollar Amount

Shares sold                               28,464      $     236,570
Shares issued to shareholders
in reinvestment of dividends                 659              5,644
                                   -------------      -------------
Total issued                              29,123            242,214
Shares redeemed                         (36,986)          (311,432)
                                   -------------      -------------
Net decrease                             (7,863)      $    (69,218)
                                   =============      =============



Class A Shares for the Year
Ended June 30, 2002                       Shares      Dollar Amount

Shares sold                              267,312      $   2,600,155
Automatic conversion of shares               698              7,268
Shares issued to shareholders
in reinvestment of dividends
and distributions                             51                531
                                   -------------      -------------
Total issued                             268,061          2,607,954
Shares redeemed                         (38,644)          (392,931)
                                   -------------      -------------
Net increase                             229,417      $   2,215,023
                                   =============      =============



Class B Shares for the Six Months
Ended December 31, 2002                   Shares      Dollar Amount

Shares sold                               38,179      $     346,852
Shares issued to shareholders
in reinvestment of dividends               1,695             14,443
                                   -------------      -------------
Total issued                              39,874            361,295
Shares redeemed                        (161,857)        (1,308,505)
                                   -------------      -------------
Net decrease                           (121,983)      $   (947,210)
                                   =============      =============



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Class B Shares for the Year
Ended June 30, 2002                       Shares      Dollar Amount

Shares sold                              775,925      $   7,772,309
Shares issued to shareholders
in reinvestment of dividends
and distributions                            281              2,926
                                   -------------      -------------
Total issued                             776,206          7,775,235
Automatic conversion of shares             (705)            (7,268)
Shares redeemed                        (139,753)        (1,367,798)
                                   -------------      -------------
Net increase                             635,748      $   6,400,169
                                   =============      =============



Class C Shares for the Six Months
Ended December 31, 2002                   Shares      Dollar Amount

Shares sold                                5,241      $      45,719
Shares issued to shareholders
in reinvestment of dividends                 667              5,666
                                   -------------      -------------
Total issued                               5,908             51,385
Shares redeemed                        (101,641)          (824,662)
                                   -------------      -------------
Net decrease                            (95,733)      $   (773,277)
                                   =============      =============



Class C Shares for the Year
Ended June 30, 2002                       Shares      Dollar Amount

Shares sold                              351,192      $   3,517,514
Shares issued to shareholders
in reinvestment of dividends
and distributions                             87                910
                                   -------------      -------------
Total issued                             351,279          3,518,424
Shares redeemed                         (55,761)          (546,279)
                                   -------------      -------------
Net increase                             295,518      $   2,972,145
                                   =============      =============


5. Capital Loss Carryforward:
On June 30, 2002, the Fund had a capital loss carryforward of $1,170,278, all of which expires in 2010. This amount will be available to offset like amounts of any future taxable gains.



December 31, 2002, Mercury Basic Value Fund, Inc.



SCHEDULE OF INVESTMENTS


MASTER BASIC VALUE TRUST

                                                                              In U.S. Dollars
                   Shares                                                                      Percent of
Industry*           Held                  Stocks                      Cost            Value    Net Assets
Above-Average Yield

Diversified        1,505,300  AT&T Corp.                        $   44,887,241   $   39,303,383      0.6%
Telecom-
munication
Services

Metals &           1,422,700  Alcan Aluminium Ltd.                  37,187,074       41,998,104       0.6
Mining

Pharma-            3,623,200  Bristol-Myers Squibb
ceuticals                     Company                              143,967,335       83,877,080       1.2

Chemicals          3,913,800  E.I. du Pont de Nemours
                              and Company                          159,927,519      165,945,120       2.4

Oil & Gas          8,686,600  Exxon Mobil Corporation              136,033,216      303,509,804       4.3

Personal           3,512,400  The Gillette Company                 106,753,967      106,636,464       1.5
Products

Aerospace &        5,468,300  Honeywell International Inc.         155,357,062      131,239,200       1.9
Defense

Diversified        3,512,400  J.P. Morgan Chase & Co.              134,453,340       84,297,600       1.2
Financials

Oil & Gas          2,071,500  Kerr-McGee Corporation               121,095,770       91,767,450       1.3

Insurance          1,003,500  Lincoln National
                              Corporation                           28,395,404       31,690,530       0.5

Oil & Gas          5,017,700  Royal Dutch Petroleum
                              Company (NY Registered               169,234,204      220,879,154       3.1
                              Shares)

Diversified        3,372,900  SBC Communications Inc.               85,168,537       91,439,319       1.3
Telecom-
munication
Services

Food               4,200,000  Sara Lee Corporation                  88,301,920       94,542,000       1.3
Products

Diversified        3,026,300  Verizon Communications                79,534,603      117,269,125       1.7
Telecom-
munication
Services

Banks              6,018,500  Wachovia Corporation                 207,434,604      219,314,140       3.1

                                                                 1,697,731,796    1,823,708,473      26.0


Below-Average Price/Earnings Ratio

Insurance          3,512,400  ACE Limited                          101,297,163      103,053,816       1.5

Insurance          3,084,000  The Allstate Corporation              33,007,355      114,077,160       1.6




December 31, 2002, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                              In U.S. Dollars
                   Shares                                                                      Percent of
Industry*           Held                  Stocks                      Cost            Value    Net Assets
Below-Average Price/Earnings Ratio (continued)

Insurance          3,300,000  American International
                              Group, Inc.                       $   88,685,858   $  190,905,000      2.7%

Computers &        2,107,400  ++Apple Computer, Inc.                35,825,289       30,199,042       0.4
Peripherals

Banks              1,309,300  Bank of America
                              Corporation                           23,094,016       91,088,001       1.3

Banks              5,017,600  Bank One Corporation                 154,056,627      183,393,280       2.6

Machinery          1,003,500  Caterpillar Inc.                      44,176,607       45,880,020       0.7

Diversified        6,018,500  Citigroup Inc.                        26,574,419      211,791,015       3.0
Financials

Auto               8,530,100  Delphi Automotive Systems
Components                    Corporation                          111,153,500       68,667,305       1.0

Machinery            903,200  Eaton Corporation                     44,823,436       70,548,952       1.0

Auto-              4,515,900  Ford Motor Company                    74,573,536       41,997,870       0.6
mobiles

Health Care        1,252,100  ++Guidant Corporation                 37,423,065       38,627,285       0.6
Equipment &
Supplies

Computers &        5,471,600  Hewlett-Packard Company               88,829,170       94,986,976       1.4
Peripherals

Household          5,521,200  Koninklijke (Royal) Philips
Durables                      Electronics NV (NY
                              Registered Shares)                    23,458,988       97,614,816       1.4

Hotels,            6,159,800  McDonald's Corporation               165,067,706       99,049,584       1.4
Restaurants
& Leisure

Pharma-            1,606,200  Merck & Co., Inc.                     92,726,693       90,926,982       1.3
ceuticals

Diversified        1,740,200  Morgan Stanley                        79,620,134       69,468,784       1.0
Financials

Semi-              3,813,400  ++National Semiconductor
conductor                     Corporation                           70,429,957       57,239,134       0.8
Equipment &
Products

Household          1,003,500  The Procter & Gamble
Products                      Company                               55,982,025       86,240,790       1.2

Pharma-            3,965,200  Schering-Plough
ceuticals                     Corporation                          135,008,754       88,027,440       1.3

Electrical         3,797,800  ++Thomas & Betts
Equipment                     Corporation (b)                      109,146,459       64,182,820       0.9




December 31, 2002, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                              In U.S. Dollars
                   Shares                                                                      Percent of
Industry*           Held                  Stocks                      Cost            Value    Net Assets
Below-Average Price/Earnings Ratio (concluded)

Insurance          6,221,900  ++Travelers Property
                              Casualty Corp. (Class A)          $  101,513,606   $   91,150,835      1.3%

IT Consulting     11,500,000  ++Unisys Corporation                 136,230,913      113,850,000       1.6
& Services

Oil & Gas          7,024,700  Unocal Corporation                   210,186,631      214,815,326       3.1

                                                                 2,042,891,907    2,357,782,233      33.7


Low Price-to-Book Value

Communi-          10,300,000  ++3Com Corporation                    52,040,670       47,586,000       0.7
cations
Equipment

Semi-              7,064,700  ++Advanced Micro
conductor                     Devices, Inc.                         87,545,306       45,637,962       0.7
Equipment &
Products

Health Care        1,805,700  Aetna Inc. (New Shares)               52,660,629       74,250,384       1.1
Providers &
Services

Electronic         4,272,300  ++Agilent Technologies, Inc.         114,233,343       76,730,508       1.1
Equipment &
Instruments

Media              2,828,900  ++AOL Time Warner Inc.                36,401,719       37,058,590       0.5

Aerospace &        1,493,900  The Boeing Company                    48,961,435       49,283,761       0.7
Defense

Media              2,434,850  ++Comcast Corporation
                              (Class A)                             72,174,489       57,365,066       0.8

Auto-              1,863,400  DaimlerChrysler AG                    68,154,518       57,113,210       0.8
mobiles

Machinery          4,214,800  Deere & Company                       97,056,457      193,248,580       2.8

Energy             5,600,000  Diamond Offshore
Equipment &                   Drilling, Inc.                       212,462,928      122,360,000       1.7
Service

Media              3,482,200  ++Fox Entertainment Group,
                              Inc. (Class A)                        68,004,107       90,293,446       1.3

Energy             1,505,200  GlobalSantaFe Corporation             33,554,976       36,606,464       0.5
Equipment &
Service

Energy             4,015,600  Halliburton Company                   88,783,819       75,131,876       1.1
Equipment &
Service




December 31, 2002, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                              In U.S. Dollars
                   Shares                                                                      Percent of
Industry*           Held                  Stocks                      Cost            Value    Net Assets
Low Price-to-Book Value (continued)

Insurance          2,809,900  The Hartford Financial
                              Services Group, Inc.              $   44,979,044   $  127,653,757      1.8%

Paper &            3,000,000  International Paper
Forest                        Company                              107,463,530      104,910,000       1.5
Products

Household          1,868,900  Kimberly-Clark
Products                      Corporation                           89,353,275       88,716,683       1.3

Semi-              7,497,000  ++LSI Logic Corporation               90,626,302       43,257,690       0.6
conductor
Equipment &
Products

Media             13,567,800  ++Liberty Media Corporation
                              (Class A)                            172,475,844      121,296,132       1.7

Specialty          1,003,600  The Limited, Inc.                     16,029,241       13,980,148       0.2
Retail

Commu-            24,585,900  ++Lucent Technologies Inc.           160,110,215       30,978,234       0.4
nications
Equipment

Metals &           5,824,400  Massey Energy Company (b)             67,305,515       56,613,168       0.8
Mining

Semi-              2,413,500  ++Micron Technology, Inc.             45,706,449       23,507,490       0.3
conductor
Equipment &
Products

Commu-            11,642,400  Motorola, Inc.                       182,604,653      100,706,760       1.4
nications
Equipment

Metals &           3,462,100  ++Phelps Dodge Corporation           142,527,145      109,575,465       1.6
Mining

Aerospace &        1,174,900  Raytheon Company                      35,565,085       36,128,175       0.5
Defense

Electronic         2,086,200  ++Tektronix, Inc.                     37,080,804       37,947,978       0.5
Equipment &
Instruments

Industrial         1,956,900  Textron, Inc.                         92,393,386       84,127,131       1.2
Conglomerates

Specialty          3,261,400  ++Toys 'R' Us, Inc.                   57,536,138       32,614,000       0.5
Retail

Media              1,382,400  Tribune Company                       44,989,458       62,843,904       0.9

Media              1,054,300  ++Viacom, Inc. (Class B)              37,944,948       42,973,268       0.6




December 31, 2002, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                              In U.S. Dollars
                   Shares                                                                      Percent of
Industry*           Held                  Stocks                      Cost            Value    Net Assets
Low Price-to-Book Value (concluded)

Media              4,515,900  The Walt Disney
                              Company                           $  101,602,966   $   73,654,329      1.1%

Banks              6,111,500  Wells Fargo Company                   78,045,706      286,446,005       4.1

                                                                 2,636,374,100    2,440,596,164      34.8


Special Situations

Software           3,512,400  Computer Associates
                              International, Inc.                   57,094,700       47,417,400       0.7

Specialty          4,415,500  The Gap, Inc.                         58,861,547       68,528,560       1.0
Retail

Computers &        1,903,800  International Business
Peripherals                   Machines Corporation                  24,109,148      147,544,500       2.1

                                                                   140,065,395      263,490,460       3.8

                              Total Stocks                       6,517,063,198    6,885,577,330      98.3



                Partnership
                  Interest                Issue
Short-Term Securities

                $328,782,741  Merrill Lynch Liquidity
                              Series, LLC Cash Sweep
                              Series I (a)                         328,782,741      328,782,741       4.7

                              Total Short-Term
                              Securities                           328,782,741      328,782,741       4.7



               Nominal Value                                        Premiums
             Covered by Options                                       Paid
Options Purchased

Put                1,200,000  American International
Options                       Group, Inc., expiring
Purchased                     January 2003 at USD 65                 6,131,040        8,520,000       0.1
                   1,000,000  Citigroup Inc., expiring
                              March 2003 at USD 37.5                 3,480,000        3,800,000       0.0
                     500,000  International Business
                              Machines Corporation,
                              expiring January 2003 at
                              USD 70                                 4,215,000          425,000       0.0
                   2,000,000  Wells Fargo Company,
                              expiring January 2003 at
                              USD 50                                 8,135,000        6,400,000       0.1

                              Total Options Purchased               21,961,040       19,145,000       0.2

                              Total Investments                  6,867,806,979    7,233,505,071     103.2




December 31, 2002, Mercury Basic Value Fund, Inc.


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                              In U.S. Dollars
               Nominal Value                                        Premiums                   Percent of
             Covered by Options           Issue                     Received          Value    Net Assets
Options Written

Call               1,200,000  American International
Options                       Group, Inc., expiring
Written                       February 2003 at
                              USD 70                            $  (3,304,884)   $    (240,000)      0.0%
                              Citigroup Inc.:
                   1,000,000     expiring January 2003
                                 at USD 35                         (2,969,910)      (1,450,000)       0.0
                   1,000,000     expiring March 2003
                                 at USD 40                         (1,969,940)        (750,000)       0.0
                   2,000,000  Wells Fargo Company,
                              expiring January 2003
                              at USD 55                            (2,062,436)        (200,000)       0.0

                              Total Options Written               (10,307,170)      (2,640,000)       0.0

                              Total Investments,
                              Net of Options Written            $6,857,499,809    7,230,865,071     103.2
                                                                ==============
                              Liabilities in Excess of
                              Other Assets                                        (224,601,594)     (3.2)
                                                                                 --------------    ------
                              Net Assets                                         $7,006,263,477    100.0%
                                                                                 ==============    ======


++Non-income producing security.
*For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
(a)Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company Act of 1940) are as follows:

                                       Net            Net        Interest
Affiliate                            Activity         Cost        Income

Merrill Lynch Liquidity Series,    $328,782,741   $328,782,741   $663,900
LLC Cash Sweep Series I

(b)Investments in companies 5% or more of whose outstanding securities are held by the Trust (such companies are defined as "Affiliated Companies" in Section 2 (a)(3) of the Investment Company
Act of 1940) are as follows:


                                                Net Share     Net    Dividend
Industry                      Affiliate         Activity     Cost     Income

Metals & Mining         Massey Energy Company    212,000  $2,664,112  $453,652
Electrical Equipment  Thomas & Betts Corporation  47,800     785,593        --

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2002

MASTER BASIC VALUE TRUST
Assets:
Investments, at value (including securities loaned
  of $1,333,512,934) (identified cost--$6,845,845,939)                                     $7,214,360,071
Investments held as collateral for loaned securities, at value                              1,376,729,112
Options purchased, at value (cost--$21,961,040)                                                19,145,000
Receivables:
  Dividends                                                             $   12,312,647
  Contributions                                                              6,919,809
  Interest                                                                     483,099
  Loaned securities income                                                     146,021         19,861,576
                                                                        --------------
  Prepaid expenses and other assets                                                                47,337
                                                                                           --------------
  Total assets                                                                              8,630,143,096
                                                                                           --------------

Liabilities:
Collateral on securities loaned, at value                                                   1,376,729,112
Options written, at value (premiums received--$10,307,170)                                      2,640,000
Payables:
  Securities purchased                                                     189,208,281
  Withdrawals                                                               52,461,355
  Investment adviser                                                         2,566,059        244,235,695
                                                                        --------------
Accrued expenses and other liabilities                                                            274,812
                                                                                           --------------
  Total liabilities                                                                         1,623,879,619
                                                                                           --------------

Net Assets:
Net assets                                                                                 $7,006,263,477
                                                                                           ==============

Net Assets Consist of:
Investors' capital                                                                          6,632,898,215
Unrealized appreciation on investments--net                                                   373,365,262
                                                                                           --------------
Net assets                                                                                 $7,006,263,477
                                                                                           ==============

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2002

MASTER BASIC VALUE TRUST
Investment Income:
Dividends (net of $579,866 foreign withholding tax)                                        $   69,861,933
Interest                                                                                        2,069,948
Securities lending--net                                                                           803,145
                                                                                           --------------
Total income                                                                                   72,735,026
                                                                                           --------------

Expenses:
Investment advisory fees                                                $   14,760,933
Accounting services                                                            567,701
Custodian fees                                                                 178,446
Professional fees                                                               76,541
Trustees' fees and expenses                                                     28,643
Printing and shareholder reports                                                 1,457
Pricing fees                                                                       439
Other                                                                          172,194
                                                                        --------------
Total expenses                                                                                 15,786,354
                                                                                           --------------
Investment income--net                                                                         56,948,672
                                                                                           --------------

Realized & Unrealized Loss on
Investments--Net:
Realized loss on investments--net                                                           (118,030,025)
Change in unrealized appreciation/depreciation on
investments--net                                                                            (790,823,966)
                                                                                           --------------
Total realized and unrealized loss on investments--net                                      (908,853,991)
                                                                                           --------------
Net Decrease in Net Assets Resulting from Operations                                       $(851,905,319)
                                                                                           ==============

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


STATEMENT OF CHANGES
IN NET ASSETS

MASTER BASIC VALUE TRUST
                                                                        For the Six          For the
                                                                        Months Ended        Year Ended
                                                                        December 31,         June 30,
Decreasein Net Assets:                                                      2002               2002
Operations:
Investment income--net                                                 $    56,948,672    $   116,629,770
Realized gain (loss) on investments--net                                 (118,030,025)        162,614,751
                                                                       ---------------    ---------------
Change in unrealized appreciation/depreciation
on investments--net                                                      (790,823,966)    (1,253,288,054)
                                                                       ---------------    ---------------
Net decrease in net assets resulting from operations                     (851,905,319)      (974,043,533)
                                                                       ---------------    ---------------

Capital Transactions:
Proceeds from contributions                                                197,685,553      2,155,873,351
Fair value of withdrawals                                                (646,692,843)    (2,284,337,190)
                                                                       ---------------    ---------------
Net decrease in net assets derived from
  capital transactions                                                   (449,007,290)      (128,463,839)
                                                                       ---------------    ---------------

Net Assets:
Total decrease in net assets                                           (1,300,912,609)    (1,102,507,372)
Beginning of period                                                      8,307,176,086      9,409,683,458
                                                                       ---------------    ---------------
End of period                                                          $ 7,006,263,477    $ 8,307,176,086
                                                                       ===============    ===============

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.


FINANCIAL HIGHLIGHTS

MASTER BASIC VALUE TRUST

The following ratios have been derived from information provided in the financial statements.


                                                         For the Six        For the      For the Period
                                                         Months Ended      Year Ended  October 13, 2000++
                                                         December 31,       June 30,       to June 30,
                                                             2002             2002             2001
Total Investment Return:**
                                                         (8.99%)+++            (8.40%)                 --
                                                         ==========         ==========         ==========

Ratios to Average Net Assets:
Expenses                                                      .43%*               .42%              .42%*
                                                         ==========         ==========         ==========
Investment income--net                                       1.56%*              1.33%             1.57%*
                                                         ==========         ==========         ==========

Supplemental Data:
Net assets, end of period (in thousands)                 $7,006,263         $8,307,176         $9,409,683
                                                         ==========         ==========         ==========
Portfolio turnover                                           15.43%             38.15%             37.53%
                                                         ==========         ==========         ==========

*Annualized.
**Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
++Commencement of operations.
+++Aggregate total investment return.

See Notes to Financial Statements.



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS


MASTER BASIC VALUE TRUST

1. Significant Accounting Policies:
Master Basic Value Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities that are traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust which may use a matrix system for valuations.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Options--The Trust is authorized to purchase and write covered call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending--The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee upon the average daily value of the Trust's net assets at the following annual rates: .60% of the Trust's average net assets not exceeding $100 million; .50% of average daily net assets in excess of $100 million but not exceeding $200 million; and .40% of average daily net assets in excess of $200 million.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of December 31, 2002, the Trust lent securities with a value of $400,094,745 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Advisors, LLC ("MLIA"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIA may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIA or in registered money market funds advised by FAM or its affiliates. As of December 31, 2002, cash collateral of $729,666,430 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $647,062,682 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended December 31, 2002, MLIA received $380,180 in securities lending agent fees.

In addition, MLPF&S received $452,813 in commissions on the execution of portfolio security transactions for the Trust for the six months ended December 31, 2002.

For the six months ended December 31, 2002, the Fund reimbursed FAM $83,885 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2002 were $1,085,305,067 and $1,209,525,521, respectively.

Net realized gains (losses) for the six months ended December 31, 2002 and net unrealized gains (losses) as of December 31, 2002 were as follows:


                                      Realized         Unrealized
                                   Gains (Losses)    Gains (Losses)

Long-term investments             $(133,840,215)     $  368,514,132
Short-term investments                     1,233                 --
Options purchased                     14,257,233        (2,816,040)
Options written                        1,551,724          7,667,170
                                  --------------     --------------
Total                             $(118,030,025)     $  373,365,262
                                  ==============     ==============



December 31, 2002, Mercury Basic Value Fund, Inc.



NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


As of December 31, 2002, net unrealized appreciation for Federal income tax purposes aggregated $316,110,976, of which $1,486,467,304 related to appreciated securities and $1,170,356,328 related to depreciated securities. At December 31, 2002, the aggregate cost of investments (including options) for Federal income tax purposes was $6,914,754,095.

Transactions in call options written for the six months ended
December 31, 2002 were as follows:



                                     Nominal Value      Premiums
                                        Covered         Received

Outstanding call options written,
beginning of period                    1,000,000     $      805,975
Options written                        7,200,000         13,200,982
Options closed                       (1,000,000)          (764,977)
Options expired                      (2,000,000)        (2,934,810)
                                  --------------     --------------
Outstanding call options
written, end of period                 5,200,000     $   10,307,170
                                  ==============     ==============


Transactions in put options written for the six months ended
December 31, 2002 were as follows:



                                     Nominal Value      Premiums
                                        Covered         Received

Outstanding put options written,
beginning of period                           --     $           --
Options written                        2,000,000          2,041,937
Options closed                       (2,000,000)        (2,041,937)
                                  --------------     --------------
Outstanding put options
written, end of period                        --     $           --
                                  ==============     ==============



4. Short-Term Borrowings:
The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a credit agreement with Bank One, N.A. and certain other lenders. Effective November 29, 2002, in conjunction with the renewal for one year at the same terms, the total commitment was reduced from $1,000,000,000 to $500,000,000. The Trust may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Trust did not borrow under the credit agreement during the six months ended December 31, 2002.



December 31, 2002, Mercury Basic Value Fund, Inc.

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